Note 7 Impact of the stress test (Details) € in Millions	Dec. 31, 2021 EUR (€)
Europe [Member]
Impact of the stress test [Line Items]
Expected shortfall	€ (76)
MEXICO
Impact of the stress test [Line Items]
Expected shortfall	(75)
PERU
Impact of the stress test [Line Items]
Expected shortfall	(11)
VENEZUELA
Impact of the stress test [Line Items]
Expected shortfall	0
ARGENTINA
Impact of the stress test [Line Items]
Expected shortfall	(5)
COLOMBIA
Impact of the stress test [Line Items]
Expected shortfall	(5)
TURKEY
Impact of the stress test [Line Items]
Expected shortfall	€ (8)